Promotion and selling expenses	12 Months Ended
Dec. 31, 2022
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Promotion and selling expenses
10	Promotion and selling expenses

	2022	2021	2020
	RMB million	RMB million	RMB million
Ticket office expenses	2,589	2,809	2,935
Sales commissions	442	773	842
Computer reservation services	289	413	352
Advertising and promotion	80	140	121
Others	955	570	757

	4,355	4,705	5,007